Segment Disclosures (Details Textual) (Exploration & Production [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Exploration & Production [Member]
Segment Disclosures (Textuals) [Abstract]
Gas Management revenue for Exploration and Production	$ 1,743	$ 1,456	$ 3,244